Revenue, Other Income and Gains (Tables)	12 Months Ended
Dec. 31, 2020
Revenue Other Income And Gains [Abstract]
Summary of Analysis of Revenue

An analysis of revenue is as follows:

	2020	2019	2018
	US$’000	US$’000	US$’000
Revenue from contracts with customer
Rendering of services	—	—	1,029
Sales of goods	—	3	—
License and collaboration revenue
- Licensing of intellectual property	5,625	4,523	7,570
- JSC service	70,051	52,738	40,534
	75,676	57,264	49,133

Summary of Revenue Recognized That Included in Contract Liabilities at Beginning of Reporting Period and Performance Obligation Satisfied in Previous Periods

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period and recognized from performance obligations satisfied in previous periods:

	2020	2019	2018
	US$’000	US$’000	US$’000
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
License and collaboration revenue
- JSC service	46,777	40,324	30,212

	2020	2019	2018
	US$’000	US$’000	US$’000
Revenue recognized from performance obligation satisfied in previous periods:
License and collaboration revenue
- Licensing of intellectual property	5,625	4,523	—
- JSC service	15,591	6,334	—
	21,216	10,857	—

Summary of Amounts of Transaction Prices Allocated to Remaining Performance Obligations (Unsatisfied or Partially Unsatisfied)

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2020, 2019 and 2018 are as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
	US$’000	US$’000	US$’000
Amounts expected to be recognized as revenue:
Within 1 year	55,014	46,294	40,324
1 - 2 years	55,014	46,294	40,324
2 - 3 years	55,014	46,294	40,324
3 - 4 years	55,014	46,294	40,324
After 4 years	110,029	138,883	160,935
	330,085	324,059	322,231

Other Income and Gains
	2020	2019	2018
	US$’000	US$’000	US$’000
Other income and gains
Foreign currency exchange gain, net	66	250	7,237
Government grants (note 23)	3,072	1,682	361
Finance income	2,930	4,581	6,214
Fair value gains on financial assets at fair value change through profit or loss	47	474	89
Rental income	4	138	—
	6,119	7,125	13,901